Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥) director	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operations
Costs and expenses allocated from SINA		$ 36,483	$ 47,178	$ 38,270
Interest-free loans to the VIE's shareholders		82,200	84,800
VIEs and VIEs' subsidiaries accumulated deficit		(125,500)	(150,800)
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		2,584,635	2,690,768
Short-Term Investments		641,035	480,428
Accounts receivable		440,768	502,443
Prepaid expenses and other current assets		359,881	391,502
Property and equipment, net		220,663	249,553
Operating lease assets		170,266	190,368
Intangible assets, net		133,920
Goodwill		166,436	120,151	130,405	$ 61,712
Long-term investments		1,320,386	993,630	1,207,651	1,179,466
Other non-current assets		36,889	30,269
Total assets		7,280,358	7,129,454
Accounts payable		161,493	161,029
Accrued and other liabilities		656,445	913,984
Income taxes payable		94,507	55,282
Deferred revenues		$ 75,187	$ 79,949
Other Liability, Current, Related Party, Type [Extensible Enumeration]		srt:SubsidiariesMember	srt:SubsidiariesMember
Operating lease liability		$ 53,245
Deferred tax liability		66,151	$ 41,694
Other non-current liabilities		3,422
Total liabilities		3,762,742	3,738,914
Redeemable non-controlling interests		50,153	14,495
Total shareholders' equity		3,448,888	3,344,745	3,621,398	$ 2,828,616
Total liabilities, redeemable non-controlling interests and shareholders' equity		7,280,358	7,129,454
Results of operations of the VIEs and their subsidiaries
Total revenues		1,759,836	1,836,332	2,257,083
Net income (loss)		342,598	85,555	428,319
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		672,820	564,104	814,020
Net Cash Provided by (Used in) Investing Activities		(736,846)	(33,014)	(423,960)
Net cash provided by (used in) financing activities		21,690	(91,141)	189,442
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs		0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries		$ 209,300	228,000
Term of loan agreements		10 years
Term of trademark license agreements		1 year
Service fees revenue charged to VIE		$ 714,800	745,100	1,026,200
Revenues From Advertising Agencies [Member]
Results of operations of the VIEs and their subsidiaries
Total revenues		1,096,738	1,240,147	1,501,921
Revenues from advertisers signing contracts with company directly
Results of operations of the VIEs and their subsidiaries
Total revenues		437,276	356,503	478,874
Third parties
Assets and liabilities of the VIEs and their subsidiaries
Accounts receivable		341,486	378,500
Other related parties
Assets and liabilities of the VIEs and their subsidiaries
Accounts receivable		$ 38,188	48,596
Weimeng
Contractual Arrangements with the VIE
Equity interest		99.00%
New Weimeng Shareholder
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥	¥ 10.7
Percentage of enlarged registered capital invested	1.00%
Number of member of board of directors the entity has right to appoint | director	3
Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		$ 625,486	657,578
Short-Term Investments		35,870	53,822
Prepaid expenses and other current assets		165,557	179,516
Property and equipment, net		1,721	1,641
Operating lease assets		23,082	25,776
Intangible assets, net		133,920	124,856
Goodwill		166,436	120,151
Long-term investments		266,718	327,423
Other non-current assets		202,695	295,500
Total assets		2,060,824	2,271,254
Accounts payable		118,773	97,269
Accrued and other liabilities		380,810	405,979
Income taxes payable		31,987	25,055
Deferred revenues		42,254	45,433
Amount due to the subsidiaries of the Group		1,393,967	1,676,499
Operating lease liability		25,791	26,756
Deferred tax liability		29,732	28,665
Other non-current liabilities		3,422
Total liabilities		2,026,736	2,305,656
Redeemable non-controlling interests		68,728	45,795
Total shareholders' equity		(34,640)	(80,197)
Total liabilities, redeemable non-controlling interests and shareholders' equity		2,060,824	2,271,254
Results of operations of the VIEs and their subsidiaries
Total revenues		1,531,675	1,540,585	1,821,294
Net income (loss)		25,343	(18,356)	(36,406)
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		159,891	(136,442)	335,940
Net Cash Provided by (Used in) Investing Activities		88,119	410,164	(583,397)
Net cash provided by (used in) financing activities		(260,289)	226,938	156,997
Contractual Arrangements with the VIE
Costs and expenses		6,600	4,200	3,400
Consolidated VIEs | Third parties
Assets and liabilities of the VIEs and their subsidiaries
Accounts receivable		$ 426,420	467,083
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge		1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity		1.00%
Percentage of equity interests issued		1.00%
SINA | Related Parties [Member]
Contractual Arrangements with the VIE
Costs and expenses		$ 36,483	47,178	38,270
SINA | Consolidated VIEs | Related Parties [Member]
Assets and liabilities of the VIEs and their subsidiaries
Accounts receivable		12,919	17,908
Costs of revenues
Operations
Costs and expenses allocated from SINA		12,313	17,255	14,749
Sales and marketing
Operations
Costs and expenses allocated from SINA		0	1,953	3,319
Product development
Operations
Costs and expenses allocated from SINA		6,850	12,192	10,083
General and administrative
Operations
Costs and expenses allocated from SINA		$ 17,320	$ 15,778	$ 10,119